Number of Loans and Leases Modified in TDRs and Total Recorded Investments and Unpaid Principal Balances (Detail) (Class of Financing Receivable, USD $)	12 Months Ended
	Dec. 31, 2013 Contract	Dec. 31, 2012 Contract
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	203	134
Recorded Investment	$ 93,100,000	$ 58,600,000
Unpaid Principal Balance	113,800,000	67,900,000
Commercial
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	26	17
Recorded Investment	31,100,000	41,900,000
Unpaid Principal Balance	40,900,000	45,100,000
Commercial | Commercial and Institutional
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	14	3
Recorded Investment	3,400,000	600,000
Unpaid Principal Balance	4,700,000	1,200,000
Commercial | Commercial Real Estate Portfolio Segment
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	12	13
Recorded Investment	27,700,000	36,600,000
Unpaid Principal Balance	36,200,000	39,200,000
Commercial | Lease Financing, Net
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases		1
Recorded Investment		4,700,000
Unpaid Principal Balance		4,700,000
Personal
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	177	117
Recorded Investment	62,000,000	16,700,000
Unpaid Principal Balance	72,900,000	22,800,000
Personal | Residential Real Estate
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	168	116
Recorded Investment	49,100,000	15,900,000
Unpaid Principal Balance	60,000,000	22,000,000
Personal | Private Client
Financing Receivable, Modifications [Line Items]
Number of Loans and Leases	9	1
Recorded Investment	12,900,000	800,000
Unpaid Principal Balance	$ 12,900,000	$ 800,000